Leases Disclosure of Information about Right of Use Assets (Details) - ZAR (R) R in Millions		12 Months Ended
	Oct. 01, 2020	Jun. 30, 2022	Jun. 30, 2021
Presentation of leases for lessee [abstract]
Right-of-use assets		R 262	R 151
Additions to right-of-use assets		353	174
Lease modifications		(2)	35
Depreciation, right-of-use assets		(166)	(80)
Termination of lease asset		0	(1)
Increase / (Decrease) Through Net Exchange Differences - Right of use Assets		33	(28)
Right-of-use assets		480	262
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets		353	174
Increase / (Decrease) Through Net Exchange Differences - Right of use Assets		33	(28)
Termination of lease asset		0	(1)
Depreciation, right-of-use assets		166	80
Lease modifications		(2)	R 35
Mponeng operations and related assets
Presentation of leases for lessee [abstract]
Additions to right-of-use assets	R 11	0
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	R 11	R 0